Components of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable [Abstract]
Trade	$ 178,433	$ 150,142
Accrued trade	91,708	87,685
Prepaids and other	52,444	55,855
Trade and other current receivables	$ 322,585	$ 293,682